Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Investment in associates	$ 4,872	$ 4,656
Exceptional share of results of associates	(35)	(1,143)	[1]
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 126	$ 106		$ 90

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.